STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments at fair value	$ 888,956,383	$ 818,674,082
Receivables:
Employer contributions	639,046	680,412
Notes receivable from participants	7,090,775	7,217,603
Total receivables	7,729,821	7,898,015
Net assets available for benefits	896,686,204	826,572,097
Registered investment companies
Investments, at fair value:
Total investments at fair value	412,011,701	383,199,101
Collective investment trusts
Investments, at fair value:
Total investments at fair value	469,954,179	429,304,449
TXNM Energy, Inc. Common Stock Fund
Investments, at fair value:
Total investments at fair value	$ 6,990,503	$ 6,170,532